Equity-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	5 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended		0 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	May 25, 2010	Dec. 31, 2012	Dec. 31, 2012 Phantom Units	Dec. 31, 2011 Phantom Units	Dec. 31, 2010 Phantom Units	May 07, 2010 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2012 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2010 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2012 Phantom Units Senior Management and Certain Key Employees	Dec. 31, 2011 Phantom Units Senior Management and Certain Key Employees	Nov. 21, 2010 Phantom Units Former President And Chief Executive Officer	May 25, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 3 years	Dec. 31, 2012 5 years
Share-based Compensation Arrangement by Share-based Payment Award
Partnership's LTIP units	3,000,000		3,000,000
Share-based Compensation													$ 12	$ 2	$ 5	$ 3
Due to change in control, one-time charge due to vesting of outstanding restricted and phantom units under LTIP		10
Common unit options have an intrinsic value	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			3 years 4 months 15 days
Due to change in control, phantom units service condiiton grants, vesting percentage			100.00%
Due to change in control, phantom units market condiiton grants, vesting percentage			150.00%
Service condition grants, Units				503,625	596,320	716,200	247,500	495,375	574,700	8,250	596,320	33,000
Phantom Units Service Condition Grants Vesting by Percentage Rate																	60.00%	40.00%
Partnership expects to recognize compensation expense				$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	5 years 0 months 0 days		5 years 0 months 0 days	5 years 0 months 0 days